Remuneration System for the Management Board and Employees of the Group - Share Plan - Additional Information (Detail)		12 Months Ended
	Sep. 25, 2018 EUR (€) shares € / shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment expense		€ 8,955,000	€ 6,654,000	€ 5,585,000
Share Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of compensation plan	€ 370,000
Share price on exchange | € / shares	€ 102.95
Share based payment expense		€ 0	€ 96,374	€ 188,884
Share Plan [Member] | Treasury shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of stock options granted	€ 91.90
Number of shares granted | shares	3,104